LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LOANS PAYABLE

NOTE 22 — LOANS PAYABLE

As of December 31, 2025 and 2024, loans payable consisted of:

	As of December 31,
	2025	2024
Loans payable – current portion	$8,577,774	$229,815
Loans payable – non-current portion	-	10,033,989
	$8,577,774	$10,263,804

Education Angels has obtained line of credit for working capital requirement in 2020, 2021 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal as of December 31, 2025 and December 31, 2024 are as follows:

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2025	Outstanding as of December 31, 2024
IRD Loan	2020	$20,063	72 Months	3.25%	$-	$3,088

Property Investors Network Ltd and Pin Shelf Ltd has obtained line of credit for the working capital requirement in 2020 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal amount as of December 31, 2025 and December 31, 2024 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2025	Outstanding as of December 31, 2024
Lloyds CBIL (PIN)	2020	$239,540	60 Months	2.80%	$26,626	$74,344
Funding Circle Loan (PIN)	2022	$380,804	48 Months	9.30%	$10,520	$121,576
The Funding Circle (PIN Shelf)	2022	$116,054	48 Months	9.30%	$3,206	$37,052
Lloyds Bounceback Loan (PIN Shelf)	2022	$51,378	72 Months	2.50%	$5,603	$17,731
Other loans	2021	$14,269	-	-	$10,758	$10,013

BTC Backed Loan

The details of the loans and outstanding balance as of December 31, 2025 and December 31, 2024 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2025	Outstanding as of December 31, 2024
Arch Lending (BTC Collateral)	2024	10,000,000	18 Months	13.90%	$-		$10,000,000
Promissory note (Alto Opportunity)	2024	5,720,000	18 Months	0%	$-	$
Ledn Lending (BTC Collateral)	2025	12,040,000	12 Months	10.71%	$8,510,498		$-

Genius Group Ltd has outstanding loan obligation of US$8,510,498 with the BTC collateral of 154 BTC with Ledn. As of December 31, 2024, the Company had outstanding loan of US$10,000,000 with the BTC collateral of 208.71799579.

Yayasan Pro Education International Center and PT Pro Education Indonesia has obtained the below for the buses. The outstanding principal amount as of December 31, 2025 and December 31, 2024 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2025	Outstanding as of December 31, 2024
Loan – Bus	2023	42,250	72 Months	-	$10,562	$-

Annual estimated total principal repayments are US$8,577,773 in 2026.